UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
April 1, 2007 to May 1, 2007

Commission File Number of issuing entity: 333-133985-67

Lehman XS Trust 2007-6
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-133985

Structured Asset Securities Corporation
(Exact name of depositor as specified in its charter)

Lehman Brothers Holdings Inc.
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

Not Applicable
(I.R.S. Employer Identification No.)

745 Seventh Avenue New York, New York	10019
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 526-7000
(Telephone number, including area code)

No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
(If Section 12(b))
1-A1	☐	☐	☒	________
2-A1	☐	☐	☒	________
A2	☐	☐	☒	________
A3	☐	☐	☒	________
2-AIO	☐	☐	☒	________
3-A1	☐	☐	☒	________
3-A2	☐	☐	☒	________
3-A3-1	☐	☐	☒	________
3-A3-2	☐	☐	☒	________
3-A3-3	☐	☐	☒	________
3-A4	☐	☐	☒	________
3-A5	☐	☐	☒	________
3-A6	☐	☐	☒	________
3-A7	☐	☐	☒	________
3-AIO	☐	☐	☒	________
I-M1	☐	☐	☒	________
I-M2	☐	☐	☒	________
I-M3	☐	☐	☒	________
I-M4	☐	☐	☒	________
I-M5	☐	☐	☒	________
I-M6	☐	☐	☒	________
I-M7	☐	☐	☒	________
I-M8	☐	☐	☒	________
I-M9	☐	☐	☒	________
I-M10	☐	☐	☒	________
II-M1	☐	☐	☒	________
II-M2	☐	☐	☒	________
II-M3	☐	☐	☒	________
II-M4	☐	☐	☒	________
II-M5	☐	☐	☒	________
II-M6	☐	☐	☒	________
II-M7	☐	☐	☒	________
II-M8	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
See Exhibit 99.1

PART II - OTHER INFORMATION
Item 3. Sales of Securities and Use of Proceeds
On May 11, 2007 the following classes of securities in the following amounts were sold by the registrant in private placements in reliance on Section 4(2) of the Securities Act of 1933 (the "Securities Act") to certain qualified institutional buyers (as defined in Rule 144A of the Securities Act) or to certain accredited investors (as defined in the Securities Act):

Class	Initial Principal Balance
Class 1-P	$100 - Prepayment Penalty Amounts
Class 2-P	$100 - Prepayment Penalty Amounts
Class 3-P	$100 - Prepayment Penalty Amounts
Class 1-X	$17,658,437.01
Class 2-X	$17,191,542.41
Class I-LT-R	N/A - Non-Economic Tax Residual
Class II-LT-R	N/A - Non-Economic Tax Residual
Class I-R	N/A - Non-Economic Tax Residual
Class II-R	N/A - Non-Economic Tax Residual

The net proceeds from the sale of these certificates were applied by the registrant to the purchase of the mortgages loans constituting the pool assets.

Item 9. Exhibits.

(b)	Exhibit 99.1 Distribution Statement

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Lehman XS Trust 2007-6
(Issuing Entity)

Aurora Loan Services LLC
(Master Servicer)

Date:	May 30, 2007	/s/ Michele Olds
(Signature)
Michele Olds
VP Servicer Oversight